Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss
Revenue from contract with customer	SFr 630,877	SFr 183,354	SFr 1,131,769	SFr 420,591
Other income	1,100	3,089	2,255	9,800
Operating costs
Research and development	(1,875,088)	(5,747,026)	(3,579,063)	(9,512,473)
General and administration	(1,303,665)	(1,531,632)	(2,501,242)	(3,772,718)
Total operating costs	(3,178,753)	(7,278,658)	(6,080,305)	(13,285,191)
Operating loss	(2,546,776)	(7,092,215)	(4,946,281)	(12,854,800)
Finance income	13,349	205	37,175	300
Finance expense	(141,725)	(129,242)	(173,215)	(190,487)
Finance result	(128,376)	(129,037)	(136,040)	(190,187)
Net loss before tax	(2,675,152)	(7,221,252)	(5,082,321)	(13,044,987)
Income tax expense	0	0	0	0
Net loss for the period	SFr (2,675,152)	SFr (7,221,252)	SFr (5,082,321)	SFr (13,044,987)
Basic loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.04)	SFr (0.19)	SFr (0.08)	SFr (0.34)
Diluted loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.04)	SFr (0.19)	SFr (0.08)	SFr (0.34)
Items that will never be reclassified to profit and loss:
Remeasurements of retirement benefits obligation	SFr (135,012)	SFr 478,949	SFr (165,653)	SFr 1,144,768
Items that may be classified subsequently to profit and loss:
Exchange difference on translation of foreign operations	(979)	208	(898)	235
Other comprehensive (loss)/income for the period, net of tax	(135,991)	479,157	(166,551)	1,145,003
Total comprehensive loss for the period	SFr (2,811,143)	SFr (6,742,095)	SFr (5,248,872)	SFr (11,899,984)